Summary of Significant Accounting Policies - Goodwill and Other Intangible assets (Details)	12 Months Ended
May. 31, 2015 segment
Finite-Lived Intangible Assets [Line Items]
Number of reporting units	6
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	26 years